                           ALLMERICA INVESTMENT TRUST
                  (SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999)

The section relating to the Growth Fund in the table containing information about the individuals who are primarily responsible for the day-to-day management of the Funds under "Management of the Funds" in the Trust's Prospectus is amended to delete Nicholas Kovich and add the following individuals:

Fund Name and                            Name and Title of                Service with      Business Experience
Sub-Adviser Name                        Portfolio Manager(s)              Sub-Adviser       for Past Five Years
----------------                        --------------------              -----------       -------------------
Growth Fund                            Chris Leavy,                      1997 - Present    Prior to joining MAS, Mr.
Miller Anderson & Sherrerd, LLP        CFA and Vice President                              Leavy was employed by
("MAS")                                                                                    Capitoline Investment Services
                                                                                           as a portfolio Manager from
                                                                                           1995-1997.

                                       Steven Epstein,                   1996-Present      Prior to joining MAS,  Mr.
                                       Vice President                                      Epstein attended the Wharton
                                                                                           School, University of Pennsylvania
                                                                                           from 1994-1996, receiving an MBA.

                                       Eric F. Scharpf,                  1997 - Present    Prior to joining MAS, Mr.
                                       Vice President                                      Scharpf attended the Wharton
                                                                                           School, University of Pennsylvania
                                                                                           from 1995-1997 receiving an MBA,
                                                                                           and served as a Financial Analyst
                                                                                           for Salomon Brothers from 1993-1995.
The section relating to the Investment Grade Income Fund in the same table noted
above is amended to read as follows:

Investment Grade Income Fund           Ann K. Tripp,                     1987 - Present    She joined AAM in 1987 and
Allmerica Asset Management, Inc.       Vice President                                      has served as a Vice President
("AAM")                                                                                    of the firm since 1993.



Dated:  March 7, 2000